Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Grants	€ 2,289	€ 1,842	€ 422
Research and development incentives	4,818	2,151	983
Payroll tax rebates	5,694	3,756	3,436
Total	€ 12,801	€ 7,749	€ 4,841